Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
March 31, 2024
VIPGI-NPRT1-0524
1.799851.120
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	195,900	6,929,904
Verizon Communications, Inc.	119,680	5,021,773
		11,951,677
Entertainment - 1.3%
The Walt Disney Co.	105,400	12,896,744
Universal Music Group NV	449,100	13,495,614
Warner Music Group Corp. Class A	114,300	3,774,186
		30,166,544
Media - 2.2%
Comcast Corp. Class A (b)	907,462	39,338,478
Interpublic Group of Companies, Inc.	375,900	12,265,617
		51,604,095
TOTAL COMMUNICATION SERVICES		93,722,316
CONSUMER DISCRETIONARY - 2.3%
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc.	900	3,265,092
Churchill Downs, Inc.	18,100	2,239,875
Domino's Pizza, Inc.	12,300	6,111,624
Marriott International, Inc. Class A	26,800	6,761,908
Starbucks Corp.	55,800	5,099,562
		23,478,061
Household Durables - 0.2%
Sony Group Corp. sponsored ADR (c)	25,700	2,203,518
Whirlpool Corp. (c)	16,100	1,926,043
		4,129,561
Specialty Retail - 0.8%
Lowe's Companies, Inc.	77,117	19,644,013
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	9,610	1,463,030
NIKE, Inc. Class B	31,500	2,960,370
Puma AG	51,502	2,330,788
Tapestry, Inc.	900	42,732
Wolverine World Wide, Inc.	47,700	534,717
		7,331,637
TOTAL CONSUMER DISCRETIONARY		54,583,272
CONSUMER STAPLES - 6.2%
Beverages - 2.2%
Davide Campari Milano NV	64,200	645,108
Diageo PLC sponsored ADR	58,900	8,760,786
Keurig Dr. Pepper, Inc.	526,000	16,132,420
Pernod Ricard SA	27,600	4,464,950
Remy Cointreau SA	9,428	951,989
The Coca-Cola Co.	351,053	21,477,423
		52,432,676
Consumer Staples Distribution & Retail - 1.6%
Sysco Corp.	151,700	12,315,006
Target Corp.	62,600	11,093,346
Walmart, Inc.	218,100	13,123,077
		36,531,429
Household Products - 0.2%
Colgate-Palmolive Co.	16,100	1,449,805
Kimberly-Clark Corp.	3,200	413,920
Procter & Gamble Co.	18,100	2,936,725
		4,800,450
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	46,000	7,090,900
Haleon PLC ADR	1,699,694	14,430,402
Kenvue, Inc.	776,067	16,654,398
		38,175,700
Tobacco - 0.6%
Altria Group, Inc.	238,785	10,415,802
Philip Morris International, Inc.	33,000	3,023,460
		13,439,262
TOTAL CONSUMER STAPLES		145,379,517
ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Enterprise Products Partners LP	48,600	1,418,148
Exxon Mobil Corp. (b)	1,427,800	165,967,472
Galp Energia SGPS SA Class B	10,600	175,243
Imperial Oil Ltd.	419,600	28,941,883
Kosmos Energy Ltd. (d)	712,830	4,248,467
Pioneer Natural Resources Co.	19,700	5,171,250
Shell PLC ADR	314,600	21,090,784
		227,013,247
FINANCIALS - 20.0%
Banks - 13.2%
Bank of America Corp. (b)	1,711,712	64,908,119
HDFC Bank Ltd. sponsored ADR	41,500	2,322,755
JPMorgan Chase & Co.	140,932	28,228,680
M&T Bank Corp.	74,700	10,864,368
PNC Financial Services Group, Inc.	175,972	28,437,075
U.S. Bancorp (b)	523,998	23,422,711
Wells Fargo & Co. (b)	2,637,879	152,891,467
		311,075,175
Capital Markets - 2.4%
3i Group PLC	107,200	3,801,035
Brookfield Corp. Class A	127,145	5,323,561
Charles Schwab Corp.	14,000	1,012,760
CME Group, Inc.	1,100	236,819
Intercontinental Exchange, Inc.	3,200	439,776
KKR & Co. LP	138,493	13,929,626
Moody's Corp.	3,600	1,414,908
Morgan Stanley	47,883	4,508,663
Northern Trust Corp.	217,145	19,308,533
Raymond James Financial, Inc.	57,550	7,390,571
		57,366,252
Financial Services - 3.3%
Edenred SA	142,000	7,577,109
Fidelity National Information Services, Inc.	120,000	8,901,600
Global Payments, Inc.	43,400	5,800,844
MasterCard, Inc. Class A	16,000	7,705,120
Visa, Inc. Class A	167,876	46,850,834
		76,835,507
Insurance - 1.1%
American Financial Group, Inc.	10,500	1,433,040
Arthur J. Gallagher & Co.	15,200	3,800,608
Brookfield Reinsurance Ltd.	548	22,895
Chubb Ltd.	27,500	7,126,075
Marsh & McLennan Companies, Inc.	40,542	8,350,841
Prudential PLC	143,700	1,347,586
The Travelers Companies, Inc.	18,600	4,280,604
		26,361,649
TOTAL FINANCIALS		471,638,583
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	35,100	3,989,466
Becton, Dickinson & Co.	31,715	7,847,877
Boston Scientific Corp. (d)	364,163	24,941,524
Galderma Group AG	33,800	2,374,264
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	234,019	4,680,380
Sonova Holding AG	4,630	1,340,459
		45,173,970
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	98,900	11,066,910
Cigna Group	94,290	34,245,185
CVS Health Corp.	88,064	7,023,985
Humana, Inc.	21,500	7,454,480
McKesson Corp. (b)	45,488	24,420,233
UnitedHealth Group, Inc.	86,400	42,742,080
		126,952,873
Life Sciences Tools & Services - 0.7%
Danaher Corp.	59,600	14,883,312
Thermo Fisher Scientific, Inc.	1,600	929,936
		15,813,248
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	454,200	24,631,266
Eli Lilly & Co.	30,200	23,494,392
GSK PLC sponsored ADR	404,235	17,329,554
Johnson & Johnson	109,156	17,267,388
Royalty Pharma PLC	23,300	707,621
Sanofi SA sponsored ADR	51,200	2,488,320
UCB SA	112,500	13,884,799
Zoetis, Inc. Class A	3,500	592,235
		100,395,575
TOTAL HEALTH CARE		288,335,666
INDUSTRIALS - 16.9%
Aerospace & Defense - 3.6%
Airbus Group NV	81,700	15,051,494
General Dynamics Corp.	34,700	9,802,403
Howmet Aerospace, Inc.	21,200	1,450,716
Huntington Ingalls Industries, Inc.	27,600	8,044,572
Safran SA	33,100	7,496,214
Textron, Inc.	37,100	3,559,003
The Boeing Co. (b)(d)	199,010	38,406,940
		83,811,342
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	2,095	254,689
FedEx Corp.	25,500	7,388,370
United Parcel Service, Inc. Class B	184,572	27,432,936
		35,075,995
Building Products - 0.2%
A.O. Smith Corp.	2,600	232,596
Johnson Controls International PLC	61,700	4,030,244
		4,262,840
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	352,900	12,169,325
Veralto Corp.	18,966	1,681,526
		13,850,851
Electrical Equipment - 1.2%
Acuity Brands, Inc.	25,800	6,933,234
AMETEK, Inc.	7,300	1,335,170
Hubbell, Inc. Class B (b)	29,179	12,110,744
Regal Rexnord Corp.	35,200	6,339,520
Rockwell Automation, Inc.	5,100	1,485,783
		28,204,451
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	150,038	8,255,091
Industrial Conglomerates - 5.8%
3M Co.	23,700	2,513,859
General Electric Co. (b)	762,831	133,899,725
		136,413,584
Machinery - 1.8%
Allison Transmission Holdings, Inc.	76,400	6,200,624
Caterpillar, Inc.	3,800	1,392,434
Cummins, Inc.	14,000	4,125,100
Donaldson Co., Inc.	156,800	11,709,824
Fortive Corp.	63,700	5,479,474
Nordson Corp.	35,500	9,746,170
Otis Worldwide Corp.	22,643	2,247,771
Stanley Black & Decker, Inc.	18,900	1,850,877
		42,752,274
Passenger Airlines - 0.0%
Copa Holdings SA Class A	7,200	749,952
Professional Services - 0.7%
Equifax, Inc.	21,300	5,698,176
Paycom Software, Inc.	3,000	597,030
RELX PLC (London Stock Exchange)	220,320	9,501,398
TransUnion	14,500	1,157,100
		16,953,704
Trading Companies & Distributors - 1.0%
Brenntag SE	19,000	1,600,496
Watsco, Inc.	46,192	19,953,558
WESCO International, Inc.	18,100	3,100,168
		24,654,222
Transportation Infrastructure - 0.1%
Aena SME SA (a)	15,500	3,050,961
TOTAL INDUSTRIALS		398,035,267
INFORMATION TECHNOLOGY - 22.5%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	25,300	6,471,234
IT Services - 0.6%
Amdocs Ltd.	52,700	4,762,499
IBM Corp.	42,500	8,115,800
		12,878,299
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	42,000	8,307,180
Applied Materials, Inc.	45,000	9,280,350
BE Semiconductor Industries NV	28,000	4,286,487
Broadcom, Inc.	9,300	12,326,313
Lam Research Corp.	10,000	9,715,700
Marvell Technology, Inc.	312,300	22,135,824
Microchip Technology, Inc.	13,500	1,211,085
NVIDIA Corp. (b)	81,005	73,192,878
NXP Semiconductors NV	51,600	12,784,932
Qualcomm, Inc.	7,400	1,252,820
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	71,800	9,768,390
Teradyne, Inc.	32,200	3,633,126
		167,895,085
Software - 11.9%
Intuit, Inc.	32,000	20,800,000
Microsoft Corp.	494,518	208,053,611
Oracle Corp.	151,400	19,017,354
Sage Group PLC	273,300	4,365,286
SAP SE sponsored ADR (c)	144,800	28,240,344
		280,476,595
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	342,312	58,699,662
Samsung Electronics Co. Ltd.	41,980	2,513,102
		61,212,764
TOTAL INFORMATION TECHNOLOGY		528,933,977
MATERIALS - 1.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc. (b)	19,300	4,675,811
DuPont de Nemours, Inc.	54,100	4,147,847
International Flavors & Fragrances, Inc.	8,900	765,311
PPG Industries, Inc.	14,400	2,086,560
Sherwin-Williams Co.	3,600	1,250,388
		12,925,917
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	980,200	10,536,128
Freeport-McMoRan, Inc. (b)	299,300	14,073,086
		24,609,214
TOTAL MATERIALS		37,535,131
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	64,200	12,685,278
Crown Castle, Inc.	120,400	12,741,932
H&R (REIT) (c)	58,100	396,755
Public Storage	700	203,042
Simon Property Group, Inc.	54,400	8,513,056
		34,540,063
UTILITIES - 2.1%
Electric Utilities - 2.0%
Constellation Energy Corp.	11,033	2,039,450
Duke Energy Corp.	46,100	4,458,331
Edison International	20,100	1,421,673
Entergy Corp.	32,900	3,476,872
Eversource Energy	70,600	4,219,762
Exelon Corp.	37,000	1,390,090
FirstEnergy Corp.	28,700	1,108,394
NextEra Energy, Inc.	12,100	773,311
Southern Co.	372,900	26,751,846
		45,639,729
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	700	53,291
Multi-Utilities - 0.1%
Sempra	35,800	2,571,514
TOTAL UTILITIES		48,264,534
TOTAL COMMON STOCKS (Cost $1,305,849,298)		2,327,981,573

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $2,124,423)	2,818,000	2,140,271

U.S. Treasury Obligations - 0.4%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 4/11/24 to 5/9/24 (Cost $10,709,969)	10,751,000	10,709,627

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,281,947	25,287,004
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	32,680,317	32,683,585
TOTAL MONEY MARKET FUNDS (Cost $57,970,589)		57,970,589

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp.	Chicago Board Options Exchange	900	10,461,600	110	06/21/24	167,400

						167,400
TOTAL PURCHASED OPTIONS (Cost $248,604)						167,400

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,376,902,883)	2,398,969,460
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(46,782,802)
NET ASSETS - 100.0%	2,352,186,658

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	853	3,234,576	41.00	06/21/24	(51,180)
Comcast Corp. Class A	Chicago Board Options Exchange	471	2,041,785	47.50	04/19/24	(2,120)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	134	630,068	50.00	05/17/24	(20,234)
General Electric Co.	Chicago Board Options Exchange	390	6,845,670	130.00	04/19/24	(1,803,750)
General Electric Co.	Chicago Board Options Exchange	755	13,252,515	165.00	01/17/25	(2,070,588)
General Electric Co.	Chicago Board Options Exchange	218	3,826,554	170.00	01/17/25	(519,930)
Hubbell, Inc.	Chicago Board Options Exchange	266	11,040,330	340.00	06/21/24	(2,124,010)
McKesson Corp.	Chicago Board Options Exchange	34	1,825,290	560.00	05/17/24	(32,300)
NVIDIA Corp.	Chicago Board Options Exchange	66	5,963,496	1,070.00	05/17/24	(108,405)
U.S. Bancorp	Chicago Board Options Exchange	248	1,108,560	50.00	05/17/24	(9,548)
Wells Fargo & Co.	Chicago Board Options Exchange	1,337	7,749,252	47.50	04/19/24	(1,357,055)
Wells Fargo & Co.	Chicago Board Options Exchange	1,337	7,749,252	50.00	04/19/24	(1,029,490)
Wells Fargo & Co.	Chicago Board Options Exchange	1,316	7,627,536	62.50	08/16/24	(246,092)

						(9,374,702)
Put Options
Air Products & Chemicals, Inc.	Chicago Board Options Exchange	300	7,268,100	200.00	06/21/24	(31,500)
The Boeing Co.	Chicago Board Options Exchange	200	3,859,800	215.00	05/17/24	(467,000)

						(498,500)
TOTAL WRITTEN OPTIONS						(9,873,202)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,980,865 or 0.4% of net assets.

(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $84,022,784.
(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	36,914,512	60,660,825	72,288,333	379,376	-	-	25,287,004	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	20,155,460	63,842,472	51,314,347	19,086	-	-	32,683,585	0.1%
Total	57,069,972	124,503,297	123,602,680	398,462	-	-	57,970,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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